Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Segment Operating Revenues to Consolidation
The table below reconciles segment operating revenues to total revenues presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Operating revenue by segment
Retirement Services	$3,332	$2,977	$2,834
Corporate and Other	268	112	55
Total segment operating revenues	3,600	3,089	2,889
Non-operating adjustments
Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets	324	(390)	814
Investment gains (losses), net of offsets	164	(132)	298
VIE expenses and noncontrolling interest	13	33	79
Other adjustments to revenues	6	16	20
Total non-operating adjustments	507	(473)	1,211
Total revenues	$4,107	$2,616	$4,100

Reconciliation of Segment Operating Income to Consolidation
The table below reconciles segment operating income, net of tax, to net income available to Athene Holding Ltd. shareholders presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Operating income, net of tax by segment
Retirement Services	$809	$769	$764
Corporate and other	(49)	(29)	29
Total segment operating income, net of tax	760	740	793
Non-operating adjustments
Investment gains (losses), net of offsets	47	(56)	151
Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets	97	(27)	(30)
Integration, restructuring and other non-operating expenses	(22)	(58)	(279)
Stock-based compensation, excluding LTIP	(79)	(67)	(148)
Income tax (expense) benefit – non-operating	2	30	(24)
Total non-operating adjustments	45	(178)	(330)
Net income available to Athene Holding Ltd. shareholders	$805	$562	$463

Reconciliation of Segment Net Investment Income to Consolidation
The table below reconciles segment net investment income to net investment income presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Net investment earnings by segment
Retirement Services	$2,955	$2,572	$2,483
Corporate and Other	77	36	55
Total net investment earnings	3,032	2,608	2,538
Adjustments to net investment income
Reinsurance embedded derivative impacts	(189)	(84)	(67)
Net VIE earnings	(1)	(67)	(146)
Alternative income (gains) losses	39	42	(4)
Other	35	9	12
Total adjustments to arrive at net investment income	(116)	(100)	(205)
Net investment income	$2,916	$2,508	$2,333

Reconciliation of Segment Income Tax Provision to Consolidation
The table below reconciles segment provision for income taxes – operating to income tax expense presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Provision for income taxes – operating by segment
Retirement Services	$(46)	$41	$30
Corporate and Other	(4)	3	—
Total segment income tax expense (benefit) – operating	(50)	44	30
Income tax (expense) benefit – non-operating	(2)	(30)	24
Income tax expense (benefit)	$(52)	$14	$54

Total Assets by Segment
The following represents total assets by segment:

	December 31,
(In millions)	2016	2015	2014
Total assets by segment
Retirement Services	$79,319	$73,710	$81,606
Corporate and Other	7,401	7,144	1,104
Total assets	$86,720	$80,854	$82,710

Premiums and Deposit Revenues
Deposits, which are generally not included in revenues on the consolidated statements of income, and premiums collected are as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Fixed indexed annuities	$5,322	$2,808	$2,560
Fixed rate annuities	3,565	883	323
Payouts without life contingencies	107	166	163
Funding agreements	—	250	—
Life and other deposits	24	11	15
Total deposits	9,018	4,118	3,061
Payouts with life contingencies	21	53	32
Life and other premiums	219	142	68
Total premiums	240	195	100
Total premiums and deposits, net of ceded	$9,258	$4,313	$3,161

Deposits and premiums collected by the geographical location are as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
United States	$5,617	$3,097	$2,810
Bermuda	3,429	1,135	351
Germany	212	81	—
Total premiums and deposits, net of ceded	$9,258	$4,313	$3,161